TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Tax Status [Line Items]
TAX STATUS	TAX STATUS
The Plan adopted the Great-West Trust Company Defined Contribution Prototype Plan which received an opinion letter from the IRS dated March 31, 2014. Although the Plan has been amended since receiving the determination letter, the Plan administrator believes that the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the IRC and, therefore, believes that the Plan is tax-qualified under IRC Section 401(a), and the related trust is tax-exempt under provisions of Section 501(a) of the IRC.
Accounting principles generally accepted in the United States of America require Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS or the U.S. Department of Labor (“DOL”). The Plan’s administrator, Eastern Bank, has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there are no uncertain tax positions taken or expected to be taken that would require recognition of a liability or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, as of the date of this filing, there are no audits for any tax periods in progress. The Plan Administrator believes it is no longer subject to examinations for years prior to December 31, 2022.